Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Sales and other operating revenues		$ 183,500		$ 282,616		$ 303,738
Profit (loss) before interest and taxation		(21,740)		11,706		19,378
Finance costs		3,115		3,489		2,528
Profit (loss) before taxation		(24,888)		8,154		16,723
Taxation		(4,159)		3,964		7,145
Non-controlling interests		(424)		164		195
Profit for the year		(20,305)		4,026		9,383
Other comprehensive income	[1]	(1,641)		2,657		(1,980)
Total comprehensive income		(22,370)	[2]	6,847	[2]	7,598	[1]
Non-current assets		194,672		213,135
Current assets		72,982		82,059
Total assets		267,654		295,194
Current liabilities		59,799		73,595
Non-current liabilities		122,287		120,891
Total liabilities		182,086		194,486
Net assets		85,568		100,708
Less: non-controlling interests		14,318		2,296
bp shareholders’ equity		71,250		98,412
Group investment in associates		18,975		20,334
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues		17,535		26,474		25,936
Profit (loss) before interest and taxation		295		3,451		3,730
Finance costs		372		253		550
Profit (loss) before taxation		(77)		3,198		3,180
Taxation		51		604		584
Non-controlling interests		101		299		313
Profit for the year		(229)		2,295		2,283
Other comprehensive income		336		113		412
Total comprehensive income		107		2,408		2,695
Non-current assets		33,754		31,862
Current assets		8,238		7,635
Total assets		41,992		39,497
Current liabilities		9,535		8,781
Non-current liabilities		18,558		15,667
Total liabilities		28,093		24,448
Net assets		13,899		15,049
Less: non-controlling interests		2,091		2,122
bp shareholders’ equity		11,808		12,927
Loans made by group companies to associates		0		0
Group investment in associates		11,808		12,927
Other associates
Disclosure of associates [line items]
Sales and other operating revenues		5,946		7,934		9,134
Profit (loss) before interest and taxation		276		788		1,150
Finance costs		80		87		78
Profit (loss) before taxation		196		701		1,072
Taxation		67		315		499
Non-controlling interests		1		0		0
Profit for the year		128		386		573
Other comprehensive income		(19)		(25)		(1)
Total comprehensive income		109		361		572
Non-current assets		11,449		11,504
Current assets		1,749		1,924
Total assets		13,198		13,428
Current liabilities		1,346		1,908
Non-current liabilities		4,709		4,577
Total liabilities		6,055		6,485
Net assets		7,143		6,943
Less: non-controlling interests		0		0
bp shareholders’ equity		7,143		6,943
Loans made by group companies to associates		24		464
Group investment in associates		7,167		7,407
Associates
Disclosure of associates [line items]
Sales and other operating revenues		23,481		34,408		35,070
Profit (loss) before interest and taxation		571		4,239		4,880
Finance costs		452		340		628
Profit (loss) before taxation		119		3,899		4,252
Taxation		118		919		1,083
Non-controlling interests		102		299		313
Profit for the year		(101)		2,681		2,856
Other comprehensive income		317		88		411
Total comprehensive income		216		2,769		3,267
Non-current assets		45,203		43,366
Current assets		9,987		9,559
Total assets		55,190		52,925
Current liabilities		10,881		10,689
Non-current liabilities		23,267		20,244
Total liabilities		34,148		30,933
Net assets		21,042		21,992
Less: non-controlling interests		2,091		2,122
bp shareholders’ equity		18,951		19,870
Loans made by group companies to associates		24		464
Group investment in associates		18,975		20,334
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues		82,786		134,046		131,322
Profit (loss) before interest and taxation		1,270		17,473		18,886
Finance costs		1,742		1,281		2,785
Profit (loss) before taxation		(472)		16,192		16,101
Taxation		208		3,058		2,957
Non-controlling interests		482		1,514		1,585
Profit for the year		(1,162)		11,620		11,559
Other comprehensive income		1,653		572		2,086
Total comprehensive income		491		12,192		$ 13,645
Non-current assets		175,978		161,327
Current assets		42,459		38,657
Total assets		218,437		199,984
Current liabilities		49,781		44,459
Non-current liabilities		96,727		79,327
Total liabilities		146,508		123,786
Net assets		71,929		76,198
Less: non-controlling interests		10,897		10,744
bp shareholders’ equity		$ 61,032		$ 65,454

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.